FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 4) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Assets	R$ 5,993	R$ 6,474
Derivative hedge instrument	(1,069)	R$ (1,726)
Swaps [member] | Base scenario [member]
IfrsStatementLineItems [Line Items]
Assets	2,865
Derivative hedge instrument, liability	(2,976)
Derivative hedge instrument option / call spread	723
Derivative hedge instrument	612
Swaps [member] | Probable Ccenario [Member]
IfrsStatementLineItems [Line Items]
Assets	2,793
Derivative hedge instrument, liability	(2,872)
Derivative hedge instrument option / call spread	745
Derivative hedge instrument	666
Swaps [member] | Adverse Scenario [Member]
IfrsStatementLineItems [Line Items]
Assets	2,790
Derivative hedge instrument, liability	(2,897)
Derivative hedge instrument option / call spread	855
Derivative hedge instrument	R$ 748